Regulatory Capital Requirements (Risk-adjusted Capital Amounts and Ratios, United States of America, MUAH) (Detail) - U.S. Basel III [Member] - USD ($) $ in Millions		Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes		4.00%
Capital conservation buffer phase-in arrangements		0.625%
MUAH [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital (to risk-weighted assets): Actual amount			$ 16,431	$ 14,747
Tier 1 capital (to risk-weighted assets): Actual amount			14,757	12,923
Tier 1 capital (to quarterly average assets): Actual amount	[1]		14,757	12,923
Common Equity Tier 1 capital (to risk-weighted assets): Actual amount			$ 14,757	$ 12,920
Total capital (to risk-weighted assets): Actual ratio			16.45%	15.56%
Tier 1 capital (to risk-weighted assets): Actual ratio			14.77%	13.64%
Tier 1 capital (to quarterly average assets): Actual ratio	[1]		9.92%	11.40%
Common Equity Tier 1 capital (to risk-weighted assets): Actual ratio			14.77%	13.63%
Total capital (to risk-weighted assets): Amount for capital adequacy purposes	[2]		$ 8,617	$ 7,582
Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[2]		6,619	5,687
Tier 1 capital (to quarterly average assets): Amount for capital adequacy purposes	[1],[2]		5,952	4,535
Common Equity Tier 1 capital (to risk-weighted assets): Amount for capital adequacy purposes	[2]		$ 5,120	$ 4,265
Total capital (to risk-weighted assets): Ratio for capital adequacy purposes	[2]		8.625%	8.00%
Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[2]		6.625%	6.00%
Tier 1 capital (to quarterly average assets): Ratio for capital adequacy purposes	[1],[2]		4.00%	4.00%
Common Equity Tier 1 capital (to risk-weighted assets): Ratio for capital adequacy purposes	[2]		5.125%	4.50%
Capital conservation buffer phase-in arrangements			0.625%

[1]	Excludes certain deductions.
[2]	Beginning January 1, 2016, the minimal capital requirement includes a capital conservation buffer of 0.625%.